Other net losses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Restructuring costs	$ (6.8)	$ (6.0)	$ (12.4)	$ (10.4)
Other	6.3	0.0	(1.8)	0.0
Other net losses	$ (0.5)	$ (6.0)	$ (14.2)	$ (10.4)